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[Janus letterhead]



August 27, 2008


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

Re:      JANUS ADVISER SERIES (the "Registrant")
         1933 Act File No. 333-33978
         1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the definitive proxy statement and proxy card relating to the special meeting of shareholders of Janus Adviser Mid Cap Value Fund (the "Fund"), a series of the Registrant, to be held on October 30, 2008. The proxy statement will seek shareholder approval of a new subadvisory agreement between Janus Capital Management LLC ("Janus Capital") and Perkins, Wolf, McDonnell and Company, LLC. The proxy statement will also seek shareholder approval of an amended and restated investment advisory agreement between the Fund and Janus Capital.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt
Associate Counsel

Enclosure

cc:      Stephanie Grauerholz-Lofton, Esq.
         Larry Greene, Esq.
         Cindy A. Antonson
         Donna Brungardt